GOODWILL (Details)		11 Months Ended	12 Months Ended
	Feb. 03, 2016	Nov. 30, 2015 USD ($)	Dec. 31, 2021 USD ($) reporting_unit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 29, 2016 $ / shares
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill			$ 225,273,000	$ 225,273,000	$ 225,273,000
Accumulated impairment losses			(112,821,000)	(112,821,000)	(112,821,000)
Goodwill			112,452,000	112,452,000	112,452,000
Share price (in dollars per share) | $ / shares							$ 15.15
Reverse stock split, conversion ratio	0.2000
Acquired goodwill		$ 225,300,000
Impairment loss on goodwill			$ 0	$ 0	$ 0	$ 112,800,000
Number of reporting units | reporting_unit			1